Business combinations - Acquisition of Intuitus Limited - Narrative (Details) - Intuitus Limited		12 Months Ended
	Nov. 01, 2019 GBP (£) client	Jun. 30, 2021 GBP (£)
Disclosure of detailed information about business combination [line items]
Number of active clients | client	100
Initial cash consideration	£ 9,024,000
Fair value of deferred consideration	£ 1,889,000
Contingent consideration payment period	18 months
Number of instruments issued (in shares)	98,147
Fair value of equity consideration	£ 3,110,000
Deferred consideration, settled		£ 2,000,000
Liabilities from share-based payment transactions	£ 2,500,000
Vesting period	4 years
Deferred tax liability	£ 558,000
Other intangible assets	9,000
Goodwill expected to be deductible for tax purposes	0
Client relationship and other intangible assets
Disclosure of detailed information about business combination [line items]
Deferred tax liability	600,000
Other intangible assets	2,900,000
Tax base of intangible assets	£ 0